Right-of-use assets	6 Months Ended
Jun. 30, 2024
Right-of-use assets.
Right-of-use assets
15.	Right-of-use assets

The movement of right-of-use assets and lease liabilities for the period ended June 30, 2024, is as follows:

	Right-of-use assets
					Right-of-	Lease
		Lands and	Plant and		use	liabilities
	Pipelines	buildings	equipment	Vehicles	assets	(Note 19.1)
Balance as of December 31, 2023	11,925	244,789	435,984	148,938	841,636	1,382,636
Additions	16,043	26,248	8,041	17,177	67,509	67,509
Amortization of the period	(9,939)	(24,619)	(64,861)	(53,386)	(152,805)	—
Remeasurements (1)	421	11,620	8,521	(1,144)	19,418	19,418
Disposals	(8,245)	(1,169)	(2,673)	—	(12,087)	(12,210)
Finance cost	—	—	—	—	—	66,042
Repayment of capital	—	—	—	—	—	(230,049)
Payment of interests	—	—	—	—	—	(51,966)
Transfers	—	(2,423)	527	253	(1,643)	12,003
Exchange difference and foreign currency translation	1,242	(8,445)	1,311	4,462	(1,430)	33,228
Balance as of June 30, 2024 (Unaudited)	11,447	246,001	386,850	116,300	760,598	1,286,611
(1)	Corresponds mainly to updating rates and conditions in lease contracts.